Property and Equipment, Net - Components of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 17,208	$ 16,880	$ 12,467
Less: Accumulated depreciation	(8,091)	(6,596)	(3,727)
Total property and equipment, net	9,117	10,284	8,740
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	8,541	9,143	6,945
Computer and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,566	5,630	4,111
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,101	$ 2,107	$ 1,411